Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Taxes Details Abstract
Change in valuation allowance	$ (1,842,465)	$ (1,594,583)
Research and development credit carry forward	657,737	$ 599,646
Federal income tax	$ 31,423,193
Corporate tax rate	21.00%	35.00%
Uncertain tax positions	$ 0	$ 0